1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

September 9, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)

File Nos. 333-09341 and 811-07739

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data files in XBRL that reflect the risk/return summary information for the Harding Loevner Institutional Emerging Markets Portfolio – Institutional Class and Institutional Class Z, and the Harding Loevner Emerging Markets Portfolio – Advisor Class, included in the supplement to the Registrant’s Summary Prospectuses and Prospectuses dated February 28, 2020, as supplemented, filed pursuant to Rule 497 on August 20, 2020 (SEC Accession No. 0001193125-20-225708).

Please direct any questions concerning the filing to the undersigned at (212) 698-3889.

Very truly yours,

/s/ Stephen H. Bier

Stephen H. Bier